CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Goodwill	$ 202,848	$ 205,287
Other intangible assets	51,822	58,658
Property, plant and equipment	888,862	917,974
Other non-current financial assets	70,343	89,315
Deferred tax assets	14,589	5,273
Non-current receivables from related parties	2,288	2,400
Other non-current assets	10,486	30,059
Total non-current assets	1,241,238	1,308,966
Current assets
Inventories	456,970	361,231
Trade and other receivables	155,996	111,463
Current receivables from related parties	14,226	4,572
Current income tax assets	27,404	17,158
Other current financial assets	2,523	2,469
Other current assets	8,813	9,926
Cash and cash equivalents	216,647	184,472
Total current assets	882,579	691,291
Total assets	2,123,817	2,000,257
Equity
Share capital	1,784	1,796
Reserves	941,707	996,380
Translation differences	(207,366)	(164,675)
Valuation adjustments	(11,559)	(16,799)
Result attributable to the Parent	43,661	(678)
Non-controlling interests	116,145	121,734
Total equity	884,372	937,758
Non-current liabilities
Deferred income	1,434	3,172
Provisions	75,787	82,397
Bank borrowings	132,821
Obligations under finance leases	53,472	69,713
Debt instruments	341,657	339,332
Other financial liabilities	32,788	49,011
Other non-current liabilities	25,030	3,536
Deferred tax liabilities	77,379	65,142
Total non-current liabilities	740,368	612,303
Current liabilities
Provisions	40,570	33,095
Bank borrowings	8,191	1,003
Obligations under finance leases	12,999	12,920
Debt instruments	10,937	10,938
Other financial liabilities	52,524	88,420
Payables to related parties	11,128	12,973
Trade and other payables	256,823	192,859
Current income tax liabilities	2,335	7,419
Other current liabilities	103,570	90,569
Total current liabilities	499,077	450,196
Total equity and liabilities	$ 2,123,817	$ 2,000,257